Closure and rehabilitation provisions (Tables)	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Summary of Closure and Rehabilitation Provisions

	2026	2025
	US$M	US$M
At the beginning of the financial year	10,468	9,837
Capitalised amounts for operating sites:
Change in estimate	628	548
Exchange translation	285	(61)
Adjustments charged/(credited) to the income statement:
Change in estimate	17	112
Exchange translation	61	(11)
Other adjustments to the provision:
Amortisation of discounting impacting net finance costs	627	510
Divestment of subsidiaries and operations	(15)	–
Expenditure on closure and rehabilitation activities	(471)	(468)
Other movements	(2)	1
At the end of the financial year	11,598	10,468
Comprising:
Current	645	662
Non-current	10,953	9,806
Operating sites	7,953	6,908
Closed sites	3,645	3,560

Summary of Profile of Closure and Rehabilitation Cash Flows

Profile of closure and rehabilitation cash flows

The table below indicates the estimated profile of the Group’s closure and rehabilitation provisions. The profile reflects the undiscounted forecast cash flows that underpin the provisions. In some instances, the Group has an obligation to rehabilitate and maintain a closed site for an indefinite period. For the purpose of this analysis, the cashflow period has been restricted to 100 years.

	2026	2025
Proportion of the Group’s undiscounted forecast cash flows	%	%
In one year or less	4	4
In more than one year but not more than two years	2	3
In more than two years but not more than five years	10	10
In more than five years but not more than ten years	20	15
In more than ten years	64	68
Total	100	100